Loss per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share options
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares		10,272,389	10,043,892
Preference shares
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares		20,025,247	20,025,247
Convertible securities
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares		2,729,893
Exchangeable notes
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares	776,432	1,164,648
Restricted Share Units
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares	12,400,419